UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-05339
Investment Company Act file number

Concorde Funds, Inc.
 (Exact name of registrant as specified in charter)

8383 Preston Center Plaza Drive
Suite 360
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Gary B. Wood
8383 Preston Center Plaza Drive
Suite 360
Dallas, TX 75225
 (Name and address of agent for service)

972-701-5400
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2018

Date of reporting period: 06/30/2018

Item 1. Schedule of Investments.

CONCORDE WEALTH MANAGEMENT FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
June 30, 2018 (Unaudited)

	Shares or
	Principal	Fair	Percent of
	Amount	Value	Net Assets
COMMON STOCKS - 36.96%
ARTS, ENTERTAINMENT & RECREATION
Speedway Motorsports, Inc.	14,200	$246,512	1.03%

FINANCE & INSURANCE
Aon PLC (a)	2,500	342,925	1.43
Chubb Ltd. (a)	1,800	228,636	0.95
		571,561	2.38
HEALTH CARE
HCA Holdings, Inc.	2,200	225,720	0.94
Encompass Health Corp.	3,275	221,783	0.93
		447,503	1.87
INFORMATION
AT&T, Inc.	3,448	110,715	0.46
CenturyLink, Inc.	21,000	391,440	1.63
Comcast Corp. - Class A	9,800	321,538	1.34
Discovery Communications, Inc. (b)	18,000	459,000	1.92
Microsoft Corp.	8,000	788,880	3.29
Oracle Corp.	3,800	167,428	0.70
		2,239,001	9.34
MANUFACTURING
Allergan PLC (a)	2,250	375,120	1.56
Fortune Brands Home & Security, Inc.	6,500	348,985	1.46
Johnson & Johnson	1,500	182,010	0.76
The Hershey Co.	1,090	101,435	0.42
Unilever N.V. - ADR (a)	4,500	250,740	1.05
Western Digital Corp.	2,800	216,748	0.90
		1,475,038	6.15
MINING, QUARRYING & OIL & GAS EXTRACTION
Cimarex Energy Co.	3,000	305,220	1.27
Devon Energy Corp.	7,000	307,720	1.29
Halliburton Co.	7,500	337,950	1.41
		950,890	3.97
REAL ESTATE & RENTAL & LEASING
The Howard Hughes Corp. (b)	1,000	132,500	0.55

RETAIL TRADE
Amazon.com, Inc. (b)	320	543,936	2.27
Hanesbrands, Inc.	8,000	176,160	0.74
Lowe's Companies, Inc.	5,000	477,850	1.99
The TJX Companies, Inc.	2,600	247,468	1.03
		1,445,414	6.03
TRANSPORTATION & WAREHOUSING
Union Pacific Corp.	5,600	793,408	3.31

UTILITIES
Kinder Morgan, Inc.	18,000	318,060	1.33

WHOLESALE TRADE
Hexcel Corp.	3,600	238,968	1.00
TOTAL COMMON STOCKS (Cost $5,918,939)		8,858,855	36.96

EXCHANGE TRADED FUNDS - 2.50%
Sprott Physical Gold Trust (a)(b)	59,000	600,620	2.50
TOTAL EXCHANGE TRADED FUNDS (Cost $571,198)		600,620	2.50

OPEN-END FUNDS - 9.12%
American Beacon SiM High Yield Opportunities Fund - Y Class	18,779	178,961	0.75
Cohen & Steers Global Realty Shares, Inc. - Institutional Class	4,936	261,146	1.09
Deutsche CROCI International Fund - Class S	8,148	382,691	1.59
JPMorgan International Unconstrained Equity Fund - Institutional Class	19,343	396,154	1.65
Morgan Stanley Global Fixed Income Opportunities Fund - Institutional Class	65,259	368,711	1.54
PIMCO Flexible Credit Income Fund - Investor Class	47,619	489,528	2.04
PIMCO Mortgage Opportunities Fund - Institutional Class	10,061	110,576	0.46
TOTAL OPEN-END FUNDS (Cost $2,157,975)		2,187,767	9.12

PRIVATE FUNDS - 2.49%
LLR Equity Partners V, L.P. (b)(e)(f)(g)	100,000	89,690	0.37
Partners Group Private Equity (Master Fund) LLC - Class I (e)(f)(g)	89,425	507,208	2.12
TOTAL PRIVATE FUNDS (Cost $600,000)		596,898	2.49

REITS - 3.45%
REAL ESTATE & RENTAL & LEASING
Medical Properties Trust, Inc.	19,000	266,760	1.11
Prologis, Inc.	4,000	262,760	1.10
VEREIT, Inc.	40,000	297,600	1.24
TOTAL REITS (Cost $709,561)		827,120	3.45

ROYALTY TRUST - 7.83%
CONSTRUCTION
Texas Pacific Land Trust	2,700	1,877,445	7.83
TOTAL ROYALTY TRUST (Cost $390,001)		1,877,445	7.83

MASTER LIMITED PARTNERSHIPS - 1.02%
Oaktree Capital Group LLC	6,000	243,900	1.02
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $253,052)		243,900	1.02

CORPORATE BONDS - 7.54%
ACCOMMODATION & FOOD SERVICES
MGM Resorts International, 6.750%, 10/01/2020	125,000	130,938	0.55

FINANCE & INSURANCE
JPMorgan Chase & Co., Series CC, 4.625% to 11/01/2022 then 3 Month LIBOR USD + 2.580%, Perpetual (h)	233,000	214,826	0.90
Discover Financial Services, 3.850%, 11/21/2022	150,000	149,357	0.62
Ford Motor Credit Co. LLC, 3.550%, 05/20/2021	150,000	149,465	0.62
Wells Fargo & Co., 3.450%, 02/13/2023	150,000	147,005	0.61
		660,653	2.75
HEALTH CARE
DaVita, Inc., 5.750%, 08/15/2022	225,000	228,798	0.95

INFORMATION
Fiserv, Inc., 3.500%, 10/01/2022	150,000	147,727	0.62

MANUFACTURING
NCR Corp., 4.625%, 02/15/2021	200,000	198,500	0.83

MINING, QUARRYING, & OIL & GAS EXTRACTION
EnLink Midstream Partners LP, 2.700%, 04/01/2019	225,000	222,807	0.93

RETAIL TRADE
Hanesbrands, Inc., 4.625%, 05/15/2024 (d)	225,000	219,375	0.91
TOTAL CORPORATE BONDS (Cost $1,850,831)		1,808,798	7.54

U.S. GOVERNMENT OBLIGATIONS - 17.12%
Federal Farm Credit Banks, 2.320%, 12/29/2021		150,000	147,086	0.61
Federal Home Loan Banks, 1.030%, 05/28/2019		150,000	148,316	0.62
Federal National Mortgage Association, 1.550%, 09/30/2021		200,000	192,050	0.80
United States Treasury Notes
1.250%, Note due 08/31/2019		1,900,000	1,874,617	7.82
1.875%, Note due 01/31/2022		1,400,000	1,361,938	5.68
2.250%, Note due 08/15/2027		400,000	380,703	1.59
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $4,202,941)			4,104,710	17.12

SHORT-TERM INVESTMENTS - 11.92%
Fidelity Institutional Government Portfolio - Institutional Class, 1.77% (c)		484,938	484,938	2.02
Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 1.81% (c)		1,187,299	1,187,299	4.95
The Government & Agency Portfolio - Institutional Class, 1.80% (c)		1,187,299	1,187,299	4.95
TOTAL SHORT-TERM INVESTMENTS (Cost $2,859,536)			2,859,536	11.92

Total Investments (Cost $19,514,034) - 99.95%			23,965,649	99.95
Other Assets in Excess of Liabilities - 0.05%			12,748	0.05
TOTAL NET ASSETS - 100.00%			$23,978,397	100.00%

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Foreign issued security listed directly on a U.S. securities exchange.
(b)	Presently non-income producing.
(c)	Rate shown is the 7-day yield as of June 30, 2018.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Securities for which market quotations are not readily available are valued at fair value determined by the Advisor. Such values are approved on a quarterly basis by the Board of Directors.
(f)	Investments in private securities may be subject to restrictions on disposition imposed by the issuer. At June 30, 2018, restricted securities represented 2.49% of net assets of the Fund.
(g)	Illiquid security. Total illiquid securities represent 2.49% of net assets as of June 30, 2018.
(h)	Variable rate security; rate disclosed is the current rate as of June 30, 2018.

Securities Valuation as of June 30, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.  The three levels of inputs are as follows:

Level 1 –Quoted unadjusted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use in valuing the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities– Equity securities, usually common stocks, foreign issued common stocks, exchange traded funds ("ETFs"), real estate investment trusts, royalty trusts, master limited partnerships, and preferred stocks traded on a national securities exchange are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Mutual funds are generally priced at the ending net asset value ("NAV") provided by the service agent of the Funds and are categorized in Level 1 of the fair value hierarchy.
      Investment Funds that are Private Funds can be difficult to value, particularly to the extent that their underlying investments are not publicly traded. In the event a Non-Traded Fund does not report a value to the Fund on a timely basis, Concorde Financial Corporation (the "Advisor"), acting under the Board's supervision and pursuant to policies implemented by the Board, will determine the fair value of the Fund's investment based on the most recent NAV reported by the Non-Traded Fund, as well as any other relevant information available at the time the Fund values its investments. Following procedures adopted by the Board, in the absence of specific transaction activity in a particular investment fund, the Advisor will consider whether it is appropriate, in light of all relevant circumstances, to value the Fund's investment at the NAV reported by the Non-Traded Fund at the time of valuation or to adjust the value to reflect a premium or discount. Certain investments may include adjustments made subsequent to period end related to subsequent valuation information obtained. Therefore, the net assets reflected in the Schedule of Investments may differ from the reported NAV of the Fund as of June 30, 2018. Investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient are not categorized in the fair value hierarchy.

Debt Securities – Bonds, notes, and U.S. government obligations are valued at an evaluated bid price obtained from an independent pricing service that uses a matrix pricing method or other analytical models. Demand notes are stated at amortized cost, which approximates fair value. These securities will generally be categorized in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above for equity securities. Fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by an independent pricing service that uses a matrix pricing method or other analytical models. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Derivative Instruments – Listed derivatives, including options, rights, and warrants that are actively traded are valued based on quoted prices from the exchange.  If there is no such reported sale on the valuation date, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used. These securities will generally be categorized in Level 1 of the fair value hierarchy.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ Board of Directors as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investments in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Directors.  As of June 30, 2018, the Advisor has determined that certain restricted securities held by the Fund are considered liquid.

Additional information on each illiquid restricted security held by the Fund on June 30, 2018 is as follows:
Security	Initial Acquisition Date	Shares	Cost	Value	% of Net Assets
Partners Group Private Equity (Master Fund) LLC - Class I	December 1, 2017	89,425	$ 500,000	$ 507,208	2.12%
LLR Equity Partners V, L.P.	March 14, 2018	100,000	$ 100,000	$ 89,690	0.37%

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued at fair value as determined in good faith following procedures approved by the Board.  Factors used in determining fair value vary by investment type and may include: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Depending on the relative significance of the valuation inputs, these securities may be categorized in either Level 2 or Level 3 of the fair value hierarchy.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

Categories	Practical Expedient*		Level 1	Level 2	Level 3	Fair Value
Common Stocks
Arts, Entertainment & Recreation	$-		$246,512	$-	$-	$246,512
Finance & Insurance	-		571,561	-	-	571,561
Health Care	-		447,503	-	-	447,503
Information	-		2,239,001	-	-	2,239,001
Manufacturing	-		1,475,038	-	-	1,475,038
Mining, Quarrying & Oil & Gas Extraction	-		950,890	-	-	950,890
Real Estate & Rental & Leasing	-		132,500	-	-	132,500
Retail Trade	-		1,445,414	-	-	1,445,414
Transportation & Warehousing	-		793,408	-	-	793,408
Utilities	-		318,060	-	-	318,060
Wholesale Trade	-		238,968	-	-	238,968
Total Common Stocks	-		8,858,855	-	-	8,858,855
Exchange Traded Funds	-		600,620	-	-	600,620
Open-End Funds	-		2,187,767	-	-	2,187,767
Private Funds	596,898	^	-	-	-	596,898
REITs
Real Estate & Rental & Leasing	-		827,120	-	-	827,120
Total REITs	-		827,120	-	-	827,120
Royalty Trusts
Construction	-		1,877,445	-	-	1,877,445
Total Royalty Trusts	-		1,877,445	-	-	1,877,445
Master Limited Partnerships	-		243,900	-	-	243,900
Corporate Bonds
Accommodation & Food Services	-		-	130,938	-	130,938
Finance & Insurance	-		-	660,653	-	660,653
Health Care	-		-	228,798	-	228,798
Information	-		-	147,727	-	147,727
Manufacturing	-		-	198,500	-	198,500
Mining, Quarrying & Oil & Gas Extraction	-		-	222,807	-	222,807
Retail Trade	-		-	219,375	-	219,375
Total Corporate Bonds	-		-	1,808,798	-	1,808,798
U.S. Government Obligations	-		-	4,104,710	-	4,104,710
Short-Term Investments	-		2,859,536	-	-	2,859,536
Total Investments	$596,898		$17,455,243	$5,913,508	$-	$23,965,649

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts present in the schedule of investments.

^	Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
	Partners Group Private Equity (Master Fund) LLC - Class I	Not Applicable(1)	Not Applicable	Capital Appreciation	Globally diversified portfolio of private equity investments	None
	LLR Equity Partners V, L.P.	No	Not Applicable	Capital Appreciation	Diversified portfolio of equity investments in lower middle market growth companies primarily focused on software and services	Not Applicable

(1)
Up to 5% of the Fund's net asset value per quarter via tender offer.  The tender offer is subject to board approval and not a guarantee of future liquidity.  A 2% early repurchase fee will be imposed for repurchases made within one year of investment.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the period ended June 30, 2018.

Derivatives at June 30, 2018 (Unaudited)

To generate additional income or hedge against a possible loss in the value of securities it holds, the Fund may write covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The objective, as stated above, is to hedge against a possible decline in the value of securities and to generate additional income when we feel certain securities are locked in a trading range.  With regards to hedging against a possible decline, we will sell covered calls with strike prices below the price of a security at the time of writing the call.  Regarding additional income, the Fund will sell calls on certain securities that are within a trading range, generally selling calls on securities where the strike prices are above the current market price of the subject security.

ASC 815 requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund's results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of June 30, 2018:

Transactions in written options contracts for the period ended June 30, 2018, were as follows:

		Number of	Premiums
		Contracts	Received
	Options outstanding at September 30, 2017	-	$-
	Options written	187	28,680
	Options terminated in closing purchase transactions	(55)	(15,453)
	Options expired	(55)	(5,993)
	Options exercised	(77)	(7,235)
	Options outstanding at June 30, 2018	-	$-

The average monthly fair values of options written during the period ended June 30, 2018 for the Fund was $4,492.

The Fund did not hold any derivative instruments as of June 30, 2018.

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	N/A	$-	Written options, at value	$-
Total		$-		$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Concorde Funds, Inc.

By (Signature and Title) /s/ Gary B. Wood
    Gary B. Wood, President

Date      08/24/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gregory B. Wood
    Gregory B. Wood, Treasurer

Date     08/24/2018